Business Segments (Reconciliation Of Operating Profit (Loss) From Segments To Consolidated Statements Of Income) (Detail) (JPY ¥)	6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	¥ 787,000,000,000	¥ 722,300,000,000
Credit for credit losses	68,138,000,000	60,229,000,000
Foreign exchange losses-net	(42,982,000,000)	(35,659,000,000)
Trading account profits (losses)-net	562,518,000,000	(192,113,000,000)
Equity in earnings of equity method investees-net	121,538,000,000	87,151,000,000
Income before income tax expense	1,273,959,000,000	530,411,000,000
Reconciliation [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	787,000,000,000	722,000,000,000
Credit for credit losses	68,000,000,000	60,000,000,000
Foreign exchange losses-net	(46,000,000,000)	(15,000,000,000)
Trading account profits (losses)-net	325,000,000,000	(354,000,000,000)
Equity investment securities gains-net	15,000,000,000	59,000,000,000
Debt investment securities losses-net	(39,000,000,000)	(4,000,000,000)
Equity in earnings of equity method investees-net	122,000,000,000	87,000,000,000
Other-net	42,000,000,000	(25,000,000,000)
Income before income tax expense	¥ 1,274,000,000,000	¥ 530,000,000,000